Prepaid charter revenue, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Time charter aquired, gross	$ 50,500
Time charter aquired, accumulated amortization	38,351		32,526
Time charter aquired, net	12,149		17,974
Amortization of prepaid charter revenue	5,825	9,710
[AplSpinelMember]
Finite-Lived Intangible Assets [Line Items]
Time charter aquired, net	0
[AplSardonyxMember]
Finite-Lived Intangible Assets [Line Items]
Time charter aquired, net	$ 0